Operating Segments, Depreciation, Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Depreciation, Depletion and Amortization									$ 6,533	$ 6,918	$ 6,359
Income Tax Expense (Benefit)	81	103	(123)	301	(1,035)	297	243	(26)	362	(521)	1,083
Interest On Loans									16,386	16,915	17,350
Interest Expense									7,318	7,990	9,712
CLL [Member]
Segment Reporting Information [Line Items]
Depreciation, Depletion and Amortization									4,052	4,225	4,262
Income Tax Expense (Benefit)									701	143	742
Interest On Loans									4,065	4,510	5,121
Interest Expense									3,308	3,558	4,515
Consumer [Member]
Segment Reporting Information [Line Items]
Depreciation, Depletion and Amortization									251	242	228
Income Tax Expense (Benefit)									736	(7)	1,141
Interest On Loans									11,849	11,855	11,631
Interest Expense									2,611	2,669	3,294
Energy Financial Services [Member]
Segment Reporting Information [Line Items]
Depreciation, Depletion and Amortization									142	66	64
Income Tax Expense (Benefit)									(193)	(141)	(186)
Interest On Loans									79	125	136
Interest Expense									564	577	675
GECAS [Member]
Segment Reporting Information [Line Items]
Depreciation, Depletion and Amortization									2,352	2,655	2,065
Income Tax Expense (Benefit)									(78)	(106)	5
Interest On Loans									305	344	398
Interest Expense									1,381	1,406	1,520
Corporate Items And Eliminations [Member]
Segment Reporting Information [Line Items]
Depreciation, Depletion and Amortization									95	98	89
Income Tax Expense (Benefit)									(804)	(410)	(619)
Interest On Loans									88	81	64
Interest Expense									(546)	(220)	(292)
Total Depreciation and Amortization [Member]
Segment Reporting Information [Line Items]
Depreciation, Depletion and Amortization									$ 6,892	$ 7,286	$ 6,708